Income Tax - Summary of Reconciliation of Net Deferred Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
At January 1	€ 6	€ 6	€ 3
Movement recognized in consolidated statement of operations	(11)	136	5
Movement recognized in consolidated statement of changes in equity and other comprehensive income	18	(136)	2
Movement due to acquisition	(6)	0	(4)
At December 31	€ 7	€ 6	€ 6